UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	October 31, 2005

Item 1:                                  Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC.  October 31, 2005

Investments	Shares	Value (000)

COMMON STOCKS 97.65%

Advertising Agency 0.96%
aQuantive, Inc.*	372,484	$8,064

Aerospace 0.63%
Curtiss-Wright Corp.	62,360	3,576
Moog, Inc. Class A*	57,870	1,716
Total		5,292

Air Transportation 0.64%
Aviall, Inc.*	169,850	5,359

Banks 0.38%
State National Bancshares, Inc*	128,150	3,140

Banks: Outside New York City 2.63%
CoBiz, Inc.	52,689	934
SVB Financial Group*	243,451	12,102
United Community Banks, Inc.	146,840	4,353
Western Alliance Bancorp.*	165,890	4,620
Total		22,009

Biotechnology Research & Production 4.00%
Abgenix, Inc.*	345,535	3,593
ArthroCare Corp.*	347,300	12,756
Coley Pharmaceutical Group*	101,400	1,502
Integra Lifesciences Holdings*	133,970	4,622
PRA Int’l.*	276,499	7,344
Vion Pharmaceuticals, Inc.*	1,688,920	3,716
Total		33,533

Building: Materials 0.55%
Building Material Holdings Corp.	54,550	4,637

Building: Roofing & Wallboard 0.44%
Beacon Roofing Supply, Inc.*	135,799	3,702

Casinos & Gambling 2.60%
Mikohn Gaming Corp.*	397,970	4,175
Scientific Games Corp. Class A*	427,058	12,794
Shuffle Master, Inc.*	190,962	4,843
Total		21,812

Coal 1.33%
Alpha Natural Resources, Inc.*	209,460	$4,975
Foundation Coal Holdings, Inc.	164,630	6,173
Total		11,148

Communications Technology 1.35%
Atheros Communications, Inc.*	437,684	3,795
ClearOne Communications, Inc.*	10,638	25
WebEx Communications, Inc.*	327,952	7,513
Total		11,333

Computer Services, Software & Systems 12.41%
Anteon Int’l. Corp.*	81,700	3,693
Blackboard Inc.*	310,810	8,734
Blue Coat Systems, Inc.*	154,429	7,257
Digitas Inc.*	274,302	2,962
Kanbay Int’l., Inc.*	343,614	5,010
MicroStrategy Inc.*	112,590	7,983
Openwave Systems, Inc.*	400,714	7,161
RealNetworks, Inc.*	512,400	3,997
Red Hat, Inc.*	337,699	7,841
salesforce.com, inc.*	290,000	7,247
Sapient Corp.*	336,144	1,744
SRA Int’l., Inc.*	308,980	10,141
Ultimate Software Group, Inc. (The)*	194,169	3,299
Verint Systems Inc.*	188,272	7,209
Websense, Inc.*	143,305	8,466
Wind River Systems, Inc.*	437,300	5,729
Witness Systems, Inc.*	277,870	5,446
Total		103,919

Computer Technology 2.78%
Advanced Analogic Technologies Inc.*	323,180	3,523
M-Systems Flash Disk Pioneers Ltd.*(a)	260,000	8,239
Trident Microsystems, Inc.*	252,946	7,654
UNOVA, Inc.*	123,600	3,832
Total		23,248

Consumer Electronics 0.50%
WebSideStory, Inc.*	241,530	4,200

Diversified Financial Services 2.27%
Euronet Worldwide, Inc.*	168,732	4,741

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)

Greenhill & Co., Inc	166,440	$7,981
Jones Lang LaSalle Inc.	125,040	6,287
Total		19,009

Diversified Manufacturing 0.93%
Hexcel Corp.*	492,690	7,794

Drugs & Pharmaceuticals 3.82%
Alkermes, Inc.*	210,212	3,424
CV Therapeutics, Inc.*	328,650	8,236
Kos Pharmaceuticals, Inc.*	70,376	4,223
Noven Pharmaceuticals, Inc.*	213,640	3,010
SFBC Int’l., Inc.*	306,290	13,060
Total		31,953

Education Services 2.02%
Bright Horizons Family Solutions, Inc.*	338,067	13,512
Universal Technical Institute, Inc.*	107,370	3,364
Total		16,876

Electronics: Medical Systems 4.05%
Hologic, Inc.*	192,730	10,689
Illumina, Inc.*	372,600	5,801
Intuitive Surgical, Inc.*	111,100	9,858
WebMD Health Corp. Class A*	289,305	7,557
Total		33,905

Electronics: Semi-Conductors/Components 1.82%
Microsemi Corp.*	347,630	8,055
SiRF Technology Holdings, Inc.*	278,637	7,186
Total		15,241

Electronics: Technology 0.49%
NovAtel Inc.*(a)	144,700	4,130

Energy Miscellaneous 0.78%
TETRA Technologies, Inc.*	235,055	6,574

Finance Companies 0.61%
Int’l. Securities Exchange Inc.*	207,420	5,105

Finance: Small Loan 0.82%
Nelnet, Inc. Class A*	184,200	6,834

Financial Data Processing Services & Systems 0.48%
Kronos, Inc.*	86,942	$3,987

Financial Information Services 2.48%
FactSet Research Systems, Inc.	289,217	10,143
Morningstar, Inc.*	362,876	10,668
Total		20,811

Foods 1.28%
Diamond Foods, Inc.*	317,590	5,174
Provide Commerce, Inc.*	227,620	5,538
Total		10,712

Health & Personal Care 1.62%
Healthcare Services Group, Inc.	236,936	4,417
Symbion, Inc.*	403,507	9,131
Total		13,548

Healthcare Facilities 2.45%
LCA-Vision Inc.	206,400	8,671
Psychiatric Solutions, Inc.*	216,270	11,830
Total		20,501

Healthcare Management Services 1.84%
Sierra Health Services, Inc.*	113,580	8,518
WellCare Health Plans, Inc.*	218,410	6,880
Total		15,398

Insurance: Property-Casualty 0.79%
North Pointe Holdings Corp.*	294,150	3,318
ProAssurance Corp.*	70,390	3,294
Total		6,612

Investment Management Companies 0.67%
Calamos Asset Management, Inc.	231,040	5,612

Machinery: Oil Well Equipment & Services 3.36%
Cal Dive Int’l., Inc.*	134,102	8,253
Oil States Int’l., Inc.*	190,100	6,292
Superior Energy Services, Inc.*	234,000	4,769
Superior Well Services, Inc.*	188,805	4,412

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)

WH Energy Services, Inc.*	147,010	$4,455
Total		28,181

Medical & Dental Instruments & Supplies 4.17%
Kyphon Inc.*	260,410	10,440
Meridian Bioscience Inc.	294,340	6,164
Sybron Dental Specialties, Inc.*	257,210	11,034
Ventana Medical Systems, Inc.*	191,180	7,328
Total		34,966

Offshore Drilling 0.41%
Atwood Oceanics, Inc.*	48,460	3,413

Oil: Crude Producers 3.49%
Denbury Resources Inc.*	100,800	4,398
Encore Acquisition Co.*	131,050	4,496
Energy Partners, Ltd.*	94,320	2,393
TODCO Class A	287,900	12,883
Unit Corp.*	96,100	5,036
Total		29,206

Oil: Integrated Domestic 0.46%
Kcs Energy Services, Inc.*	160,950	3,882

Production Technology Equipment 3.05%
ATMI, Inc.*	297,660	8,129
Cognex Corp.	297,140	8,492
Varian Semiconductor Equipment Assoc., Inc.*	236,500	8,945
Total		25,566

Retail 7.52%
Blue Nile, Inc.*	193,040	6,924
Coldwater Creek Inc.*	285,237	7,699
Guitar Center, Inc.*	122,859	6,402
Hibbett Sporting Goods, Inc.*	304,722	7,993
Overstock.com, Inc.*	46,530	1,551
Stamps.com Inc.*	480,310	9,683
United Natural Foods, Inc.*	307,040	8,631
Volcom, Inc.*	265,375	8,115
Zumiez Inc.*	175,535	5,993
Total		62,991

Securities Brokerage & Services 1.05%
Jefferies Group, Inc.	207,100	$8,793

Services: Commercial 6.63%
Administaff, Inc.	183,800	7,778
Advisory Board Co. (The)*	190,643	9,199
Corporate Executive Board Co. (The)	85,474	7,064
CRA Int’l., Inc.*	96,120	4,254
FTI Consulting, Inc.*	285,150	7,804
Labor Ready, Inc.*	288,900	6,746
Resources Connection, Inc.*	443,853	12,672
Total		55,517

Textiles Apparel Manufacturers 1.71%
Guess?, Inc.*	303,340	8,227
Warnaco Group, Inc. (The)*	267,200	6,060
Total		14,287

Truckers 1.82%
Landstar System, Inc.	274,980	10,592
USA Truck, Inc.*	200,590	4,656
Total		15,248

Utilities: Telecommunications 2.02%
NeuStar, Inc.*	552,000	16,891

Wholesale & International Trade 0.74%
Central Euro Distribution Corp.*	156,269	6,221

Wholesalers 0.80%
LKQ Corp.*	221,417	6,709

Total Common Stocks (cost $716,702,221)		817,869

See Notes to Schedule of Investments.

3

	Principal
	Amount	Value
Investments	(000)	(000)

SHORT-TERM INVESTMENT 2.76%

Repurchase Agreement 2.76%
Repurchase Agreement dated 10/31/2005, 3.30% due 11/1/2005 with State Street Bank & Trust Co. collateralized by $23,520,000 of Federal National Mortgage Assoc. at 5.60% due 7/27/2015; value: $23,539,757; proceeds: $23,076,209 (cost $23,074,094)	$23,074	$23,074

Total Investments in Securities 100.41% (cost $739,776,315)		840,943
Liabilities in Excess of Cash and Other Assets (0.41%)		(3,399)
Net Assets 100.00%		$837,544

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company.  The Fund was incorporated under Maryland law on July 11, 1973.

The Fund’s investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  FEDERAL TAX INFORMATION

As of October 31, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$741,424,538
Gross unrealized gain	122,893,102
Gross unrealized loss	(23,374,968)
Net unrealized security gain	$99,518,134

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies.

These factors can affect the Fund’s performance.

Item 2:           Controls and Procedures.

(a)   Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)            Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 21, 2005